Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Revenues	$ 208,354	$ 202,195	$ 405,884	$ 401,350
Retail
Disclosure Of Operating Segments [Line Items]
Revenues	137,170	122,302	262,567	251,371
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	66,206	71,917	133,823	135,829
Other
Disclosure Of Operating Segments [Line Items]
Revenues	4,978	7,976	9,494	14,150
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenues	118,193	105,541	225,858	215,948
Europe & International | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	93,594	84,669	179,034	174,876
Europe & International | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	23,783	20,500	45,085	40,020
Europe & International | Other
Disclosure Of Operating Segments [Line Items]
Revenues	816	372	1,739	1,052
North America
Disclosure Of Operating Segments [Line Items]
Revenues	63,185	67,819	123,071	134,786
North America | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	37,219	35,002	73,243	71,065
North America | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	25,602	31,173	49,113	60,286
North America | Other
Disclosure Of Operating Segments [Line Items]
Revenues	364	1,644	715	3,435
Greater China
Disclosure Of Operating Segments [Line Items]
Revenues	26,976	28,835	56,955	50,616
Greater China | Retail
Disclosure Of Operating Segments [Line Items]
Revenues	6,357	2,631	10,290	5,430
Greater China | Foodservice
Disclosure Of Operating Segments [Line Items]
Revenues	16,821	20,244	39,625	35,523
Greater China | Other
Disclosure Of Operating Segments [Line Items]
Revenues	3,798	5,960	7,040	9,663
US
Disclosure Of Operating Segments [Line Items]
Revenues	61,552	66,845	120,346	132,482
UK
Disclosure Of Operating Segments [Line Items]
Revenues	36,788	34,568	68,601	68,594
Germany
Disclosure Of Operating Segments [Line Items]
Revenues	30,910	28,692	59,803	59,139
China
Disclosure Of Operating Segments [Line Items]
Revenues	26,595	28,527	56,234	50,053
Sweden
Disclosure Of Operating Segments [Line Items]
Revenues	11,909	11,079	23,219	23,307
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenues	6,943	6,125	13,909	13,523
Finland
Disclosure Of Operating Segments [Line Items]
Revenues	4,638	4,799	9,135	10,406
Other
Disclosure Of Operating Segments [Line Items]
Revenues	$ 29,019	$ 21,560	$ 54,637	$ 43,846